UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06310

Legg Mason Partners Variable Income Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: March 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS VARIABLE

INCOME TRUST

LEGG MASON PARTNERS VARIABLE

STRATEGIC BOND PORTFOLIO

FORM N-Q

MARCH 31, 2007

LEGG MASON PARTNERS VARIABLE STRATEGIC BOND PORTFOLIO

Schedule of Investments (unaudited)	March 31, 2007

FACE AMOUNT	SECURITY	VALUE
MORTGAGE-BACKED SECURITIES - 48.3%
FNMA - 29.7%
	Federal National Mortgage Association (FNMA):
$16,710,000	5.000% due 4/17/22-5/14/37 (a)(b)	$16,196,037
9,300,000	5.500% due 4/17/22-5/14/37 (a)(b)	9,274,251
100,000	6.000% due 4/17/22 (a)(b)	101,656
8,845	8.000% due 7/1/30-9/1/30	9,345
37,618	7.500% due 8/1/30-2/1/31	39,385
2,850,000	6.500% due 4/12/37 (a)(b)	2,907,889

	Total FNMA	28,528,563

GNMA - 18.6%
	Government National Mortgage Association (GNMA):
900,000	5.500% due 4/19/37 (a)(b)	895,219
15,900,000	6.000% due 4/19/37 (a)(b)	16,108,687
910,000	6.500% due 4/19/37 (a)(b)	933,604

	Total GNMA	17,937,510

	TOTAL MORTGAGE-BACKED SECURITIES (Cost - $46,646,546)	46,466,073

ASSET-BACKED SECURITIES - 8.0%
Home Equity - 7.1%
353,953	Accredited Mortgage Loan Trust, Series 2005-3, Class A1, 5.560% due 9/25/35 (c)(d)	354,110
676,316	ACE Securities Corp., Series 2006-SL2, Class A, 5.490% due 1/25/36 (c)(d)	676,736
64,188	Amortizing Residential Collateral Trust, Series 2002-BC6, Class M2, 6.520% due 8/25/32 (c)(d)	64,629
395,855	Argent Securities Inc., Series 2006-W4, Class A2A, 5.380% due 5/25/36 (c)(d)	396,036
281,568	Bayview Financial Acquisition Trust, Series 2006-B, Class 2A1, 5.430% due 4/28/36 (c)(d)	281,743
590,000	Bear Stearns Asset Backed Securities, Series 2004-B01, Class 1A2, 5.670% due 9/25/34 (c)(d)	591,928
290,000	Countrywide Asset-Backed Certificates, Series 2004-05, Class M4, 6.570% due 6/25/34 (c)(d)	292,864
	Countrywide Home Equity Loan Trust:
660,349	Series 2006-D, Class 2A, 5.520% due 9/15/31 (c)(d)	660,361
811,733	Series 2006-RES, Class 4Q1B, 5.620% due 12/15/33 (c)(d)(e)	812,823
133,041	Green Tree Financial Corp., Series 1997-6, Class A8, 7.070% due 1/15/29 (c)	137,482
477,243	GSAMP Trust, Series 2006-S2, Class A2, 5.420% due 1/25/36 (c)(d)	477,541
638,869	Indymac Home Equity Loan Asset-Backed Trust, Series 2006-H1, Class A, 5.490% due 4/25/36 (c)(d)	638,901
924,866	Lehman XS Trust, Series 2006-14N, Class 1A1B, 5.530% due 9/25/46 (c)(d)	926,516
2,431	Merrill Lynch Mortgage Investors Inc., Series 2005-WM1N, Class N1, 5.000% due 9/25/35 (c)(e)	2,415
600,085	SACO I Trust, Series 2006-4, Class A1, 5.490% due 2/25/34 (c)(d)	600,407
3,130	Sail Net Interest Margin Notes, Series 2003-003, Class A, 7.750% due 4/27/33 (c)(e)	10

	Total Home Equity	6,914,502

Manufactured Housing - 0.1%
50,758	Mid-State Trust, Series 6, Class A1, 7.340% due 7/1/35 (c)	54,194

Student Loan - 0.8%
760,358	First Horizon ABS Trust, Series 2006-HE1, Class A, 5.480% due 10/25/34 (c)(d)	760,220

	TOTAL ASSET-BACKED SECURITIES (Cost - $7,718,127)	7,728,916

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE STRATEGIC BOND PORTFOLIO

Schedule of Investments (unaudited) (continued)	March 31, 2007

FACE AMOUNT	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 21.7%
$843,395	American Home Mortgage Investment Trust, Series 2005-1, Class 6A, 5.294% due 6/25/45 (c)(d)	$844,579
810,000	Banc of America Commercial Mortgage Inc., Series 2006-1, Class A4, 5.372% due 9/10/45 (c)(d)	811,981
509,720	Banc of America Mortgage Securities, Series 2005-H, Class 2A1, 4.804% due 9/25/35 (c)(d)	505,357
125,000	Commercial Mortgage Asset Trust, Series 1999-C1, Class C, 7.350% due 1/17/32 (c)	139,213
347,024	Commercial Mortgage Pass-Through Certificates, Series 2001-J2A, Class A1, 5.447% due 7/16/34 (c)(e)	349,963
	Countrywide Alternative Loan Trust:
708,804	Series 2005-24, Class 4A1, 5.550% due 7/20/35 (c)(d)	709,734
679,536	Series 2005-59, Class 1A1, 5.680% due 11/20/35 (c)(d)	682,364
780,956	Series 2005-72, Class A1, 5.590% due 1/25/36 (c)(d)	782,420
849,312	Series 2006-OA06, Class 1A1A, 5.530% due 7/25/36 (c)(d)	848,650
556,868	Countrywide Home Loan, Mortgage Pass-Through Trust, Series 2005-9, Class 1A1, 5.620% due 5/25/35 (c)(d)	559,688
810,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C1, Class A4, 5.555% due 2/15/39 (c)(d)	822,128
539,343	Deutsche ALT-A Securities Inc. Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 4.987% due 8/25/35 (c)(d)	535,351
	Downey Savings & Loan Association Mortgage Loan Trust:
588,916	Series 2005-AR2, Class 2A1A, 5.530% due 3/19/45 (c)(d)	589,994
	Series 2006-AR1:
690,371	Class 1A1A, 5.903% due 3/19/46 (c)(d)	690,371
690,371	Class 1A1B, 5.903% due 3/19/47 (c)(d)	690,371
6,177,223	First Union National Bank Commercial Mortgage, Series 2000-C1, Class IO, 0.529% due 5/17/32 (c)(d)(f)	138,977
650,516	GSR Mortgage Loan Trust, Series 2005-AR5, Class 1A1, 4.569% due 10/25/35 (c)(d)	646,142
	Harborview Mortgage Loan Trust:
713,710	Series 2004-08, Class 2A4A, 5.720% due 11/19/34 (c)(d)	716,223
715,270	Series 2004-11, Class 3A1A, 5.670% due 1/19/35 (c)(d)	717,477
682,840	Indymac Index Mortgage Loan Trust, Series 2005-AR1, Class 1A1, 5.263% due 3/25/35 (c)(d)	683,480
245,268	Merit Securities Corp., Series 11PA, Class B2, 6.820% due 9/28/32 (c)(d)(e)	215,278
900,309	Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A3, 5.828% due 3/25/36 (c)(d)	912,334
618,816	Sequoia Mortgage Trust, Series 2003-2, Class A2, 5.747% due 6/20/33 (c)(d)	619,392
752,732	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-19XS, Class 1A1, 5.640% due 10/25/35 (c)(d)	755,992
	Structured Asset Mortgage Investments Inc.:
93,145	Series 2005-AR3, Class 2A1, 7.309% due 8/25/35 (c)(d)	93,591
	Series 2006-AR5:
717,167	Class 1A1, 5.530% due 5/25/36 (c)(d)	718,053
649,022	Class 2A1, 5.530% due 5/25/36 (c)(d)	650,930
670,169	Structured Asset Securities Corp., Series 2005 GELS, Class A, 5.600% due 4/25/35 (c)(d)	670,217
925,843	Thornburg Mortgage Securities Trust, Series 2006-01, Class A3, 5.490% due 1/25/36 (c)(d)	925,294
	Washington Mutual Inc.:
700,000	Series 2005-AR07, Class A3, 4.425% due 8/25/35 (c)(d)	682,146
883,803	Series 2005-AR17, Class A1A1, 5.590% due 12/25/45 (c)(d)	886,877
522,418	Series 2005-AR19, Class A1A2, 5.610% due 12/25/45 (c)(d)	524,412
400,000	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY4, Class 4A1, 5.525% due 9/25/36 (c)(d)	400,000

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE STRATEGIC BOND PORTFOLIO

Schedule of Investments (unaudited) (continued)	March 31, 2007

FACE AMOUNT	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 21.7% (continued)
$324,635	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8, Class 2A3, 5.240% due 4/25/36 (c)(d)	$322,907

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $20,755,502)	20,841,886

CONVERTIBLE BOND & NOTE - 0.1%
Automobiles - 0.1%
60,000	Ford Motor Co., Senior Notes, 4.250% due 12/15/36 (c) (Cost - $60,000)	66,450

CORPORATE BONDS & NOTES - 32.0%
Aerospace & Defense - 0.2%
50,000	DRS Technologies Inc., Senior Subordinated Notes, 6.875% due 11/1/13 (c)	50,750
175,000	L-3 Communications Corp., Senior Subordinated Notes, 7.625% due 6/15/12 (c)	181,125

	Total Aerospace & Defense	231,875

Airlines - 0.0%
5,428	Continental Airlines Inc., Pass-Through Certificates, Series 981-C, 6.541% due 3/15/08 (c)	5,432

Automobiles - 0.8%
375,000	DaimlerChrysler North America Holding Corp., Notes, 4.050% due 6/4/08 (c)	369,475
	Ford Motor Co.:
	Debentures:
10,000	6.625% due 10/1/28 (c)	7,275
25,000	8.900% due 1/15/32 (c)	22,000
345,000	Notes, 7.450% due 7/16/31 (c)	268,669
	General Motors Corp., Senior Debentures:
160,000	8.250% due 7/15/23 (c)	144,800
5,000	8.375% due 7/15/33 (c)	4,513

	Total Automobiles	816,732

Capital Markets - 1.9%
49,000	BCP Crystal U.S. Holdings Corp., Senior Subordinated Notes, 9.625% due 6/15/14 (c)	55,905
140,000	Bear Stearns Co. Inc., Subordinated Notes, 5.550% due 1/22/17 (c)	137,570
100,000	Credit Suisse USA Inc., Senior Notes, 5.500% due 8/16/11 (c)	101,591
220,000	Goldman Sachs Group Inc., Notes, 4.500% due 6/15/10 (c)	216,437
625,000	Lehman Brothers Holdings Inc., Medium-Term Notes, Series H, 4.500% due 7/26/10 (c)	612,838
	Morgan Stanley:
80,000	Medium-Term Notes, 5.810% due 10/18/16 (c)(d)	80,305
600,000	Subordinated Notes, 4.750% due 4/1/14 (c)	570,704
20,000	Morgan Stanley Bank AG for OAO Gazprom, Loan Participation Notes, 9.625% due 3/1/13 (c)(e)	23,752

	Total Capital Markets	1,799,102

Chemicals - 0.4%
10,000	Georgia Gulf Corp., Senior Notes, 9.500% due 10/15/14 (c)(e)	9,650
125,000	Lyondell Chemical Co., Senior Secured Notes, 11.125% due 7/15/12 (c)	134,375
75,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12 (c)	83,625
135,000	Millennium America Inc., Senior Notes, 9.250% due 6/15/08 (c)	140,737

	Total Chemicals	368,387

Commercial Banks - 2.7%
	Glitnir Banki HF:
190,000	Notes, 6.330% due 7/28/11 (c)(e)	197,341

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE STRATEGIC BOND PORTFOLIO

Schedule of Investments (unaudited) (continued)	March 31, 2007

FACE AMOUNT	SECURITY	VALUE
Commercial Banks - 2.7% (continued)
$170,000	Subordinated Notes, 6.693% due 6/15/16 (c)(d)(e)	$178,373
	ICICI Bank Ltd., Subordinated Bonds:
120,000	6.375% due 4/30/22 (c)(d)	119,279
118,000	6.375% due 4/30/22 (c)(d)(e)	117,172
340,000	Landsbanki Islands HF, 6.100% due 8/25/11 (c)(e)	349,253
150,000	Resona Preferred Global Securities Cayman Ltd., Bond, 7.191% due 7/30/15 (c)(d)(e)(g)	158,686
160,000	Santander Issuances SA Unipersonal, Subordinated Notes, 5.805% due 6/20/16 (c)(d)(e)	162,614
170,000	Shinsei Finance Cayman Ltd., Junior Subordinated Bonds, 6.418% due 7/20/16 (c)(d)(e)(g)	172,010
80,000	SunTrust Capital VIII, Trust Preferred Securites, 6.100% due 12/1/66 (c)(d)	75,222
270,000	TuranAlem Finance BV, Bonds, 8.250% due 1/22/37 (c)(e)	272,025
510,000	Wachovia Corp., Subordinated Notes, 5.250% due 8/1/14 (c)	504,811
155,000	Wells Fargo & Co., Notes, 5.300% due 8/26/11 (c)	156,360
100,000	Wells Fargo Capital X, Capital Securities, 5.950% due 12/15/36 (c)	96,669

	Total Commercial Banks	2,559,815

Commercial Services & Supplies - 0.5%
50,000	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11 (c)	51,250
83,000	Allied Waste North America Inc., Senior Notes, Series B, 9.250% due 9/1/12 (c)	87,980
50,000	Interface Inc., Senior Notes, 10.375% due 2/1/10 (c)	55,375
250,000	Waste Management Inc., 6.375% due 11/15/12 (c)	262,700

	Total Commercial Services & Supplies	457,305

Consumer Finance - 3.8%
	Ford Motor Credit Co.:
	Notes:
650,000	7.375% due 10/28/09 (c)	649,178
410,000	7.875% due 6/15/10 (c)	411,811
	Senior Notes:
600,000	5.800% due 1/12/09 (c)	588,811
183,000	10.605% due 6/15/11 (c)(d)(e)	196,972
	General Motors Acceptance Corp.:
20,000	Bonds, 8.000% due 11/1/31 (c)	21,503
70,000	Medium-Term Notes, 4.375% due 12/10/07 (c)	69,129
	Notes:
810,000	6.125% due 8/28/07 (c)	809,598
60,000	5.125% due 5/9/08 (c)	59,315
250,000	5.625% due 5/15/09 (c)	245,584
10,000	7.250% due 3/2/11 (c)	10,064
375,000	6.875% due 9/15/11 (c)	375,718
175,000	6.750% due 12/1/14 (c)	172,294
70,000	Senior Notes, 5.850% due 1/14/09 (c)	69,128

	Total Consumer Finance	3,679,105

Containers & Packaging - 0.3%
75,000	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13 (c)	80,156
	Owens-Brockway Glass Container Inc.:
100,000	Senior Notes, 8.250% due 5/15/13 (c)	104,750
50,000	Senior Secured Notes, 7.750% due 5/15/11 (c)	51,875
25,000	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10 (c)(h)	219

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE STRATEGIC BOND PORTFOLIO

Schedule of Investments (unaudited) (continued)	March 31, 2007

FACE AMOUNT	SECURITY	VALUE
Containers & Packaging - 0.3% (continued)
$50,000	Smurfit-Stone Container Enterprises Inc., Senior Notes, 8.375% due 7/1/12 (c)	$50,375

	Total Containers & Packaging	287,375

Diversified Consumer Services - 0.1%
	Service Corp. International, Senior Notes:
20,000	7.625% due 10/1/18 (c)	21,250
35,000	7.500% due 4/1/27 (e)	35,175

	Total Diversified Consumer Services	56,425

Diversified Financial Services - 3.7%
200,000	AGFC Capital Trust I, 6.000% due 1/15/67 (c)(d)(e)	200,638
160,000	Aiful Corp., Notes, 5.000% due 8/10/10 (c)(e)	157,744
400,000	Bank of America Corp., Subordinated Notes, 5.420% due 3/15/17 (c)(e)	396,599
45,000	Basell AF SCA, Senior Secured Subordinated Second Priority Notes, 8.375% due 8/15/15 (c)(e)	47,138
330,000	El Paso Performance-Linked Trust Certificates, Notes, 7.750% due 7/15/11 (c)(e)	352,687
110,000	European Investment Bank, 4.625% due 3/21/12 (c)	109,042
550,000	General Electric Capital Corp., Medium-Term Notes, Series A, 4.125% due 9/1/09 (c)	539,938
530,000	HSBC Finance Corp., Notes, 4.625% due 1/15/08 (c)	527,440
20,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16 (c)(e)	20,675
	JPMorgan Chase & Co., Subordinated Notes:
340,000	6.625% due 3/15/12 (c)	360,813
390,000	5.125% due 9/15/14 (c)	384,481
105,000	Residential Capital LLC, Senior Notes, 6.000% due 2/22/11 (c)	103,662
200,000	TNK-BP Finance SA, 7.500% due 7/18/16 (c)(e)	211,500
50,000	Vanguard Health Holdings Co. I LLC, Senior Discount Notes, step bond to yield 9.378% due 10/1/15 (c)	40,875
75,000	Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes, 9.000% due 10/1/14 (c)	76,313

	Total Diversified Financial Services	3,529,545

Diversified Telecommunication Services - 1.9%
20,000	Citizens Communications Co., Senior Bonds, 7.125% due 3/15/19 (c)(e)	19,900
260,000	Deutsche Telekom International Finance, Senior Notes, 5.750% due 3/23/16 (c)	260,445
10,000	Embarq Corp., Notes, 7.995% due 6/1/36 (c)	10,356
	Intelsat Corp., Senior Notes:
16,000	9.000% due 8/15/14 (c)	17,400
15,000	9.000% due 6/15/16 (c)(e)	16,594
200,000	Koninklijke KPN NV, Senior Notes, 8.000% due 10/1/10 (c)	217,113
40,000	Level 3 Financing Inc., Senior Notes, 8.750% due 2/15/17 (c)(e)	40,500
	Qwest Communications International Inc., Senior Notes:
25,000	7.500% due 2/15/14 (c)	25,875
95,000	Series B, 7.500% due 2/15/14 (c)	98,325
25,000	Qwest Corp., Notes, 8.875% due 3/15/12 (c)	27,750
425,000	Telecom Italia Capital SA, Notes, 5.250% due 10/1/15 (c)	403,894
1,000,000	Telefonos de Mexico SA de CV, Senior Notes, 8.750% due 1/31/16 (c)	93,616
585,000	Verizon Florida Inc., Senior Notes, Series F, 6.125% due 1/15/13 (c)	601,235
35,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16 (c)	38,456

	Total Diversified Telecommunication Services	1,871,459

Electric Utilities - 1.3%
	Duke Energy Corp., Senior Notes:
300,000	4.200% due 10/1/08 (c)	295,565

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE STRATEGIC BOND PORTFOLIO

Schedule of Investments (unaudited) (continued)	March 31, 2007

FACE AMOUNT	SECURITY	VALUE
Electric Utilities - 1.3% (continued)
$20,000	5.625% due 11/30/12 (c)	$20,495
290,000	Exelon Corp., Bonds, 5.625% due 6/15/35 (c)	266,227
	FirstEnergy Corp., Notes:
150,000	Series B, 6.450% due 11/15/11 (c)	157,380
330,000	Series C, 7.375% due 11/15/31 (c)	376,035
130,000	Pacific Gas & Electric Co., First Mortgage Bonds, 6.050% due 3/1/34 (c)	130,750

	Total Electric Utilities	1,246,452

Energy Equipment & Services - 0.1%
45,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16 (c)(e)	46,350
20,000	Southern Natural Gas Co., Notes, 5.900% due 4/1/17 (c)(e)	20,100

	Total Energy Equipment & Services	66,450

Food Products - 0.1%
	Dole Food Co. Inc., Senior Notes:
100,000	7.250% due 6/15/10 (c)	96,000
27,000	8.875% due 3/15/11 (c)	26,798

	Total Food Products	122,798

Health Care Providers & Services - 0.9%
50,000	AmeriPath Inc., Senior Subordinated Notes, 10.500% due 4/1/13 (c)	53,750
50,000	Community Health Systems Inc., Senior Subordinated Notes, 6.500% due 12/15/12 (c)	51,750
55,000	DaVita Inc., Senior Notes, 6.625% due 3/15/13 (c)(e)	55,275
75,000	Genesis HealthCare Corp., Senior Subordinated Notes, 8.000% due 10/15/13 (c)	80,062
	HCA Inc.:
	Senior Notes:
7,000	6.300% due 10/1/12 (c)	6,563
80,000	6.250% due 2/15/13 (c)	72,900
151,000	5.750% due 3/15/14 (c)	129,294
14,000	6.500% due 2/15/16 (c)	11,988
	Senior Secured Notes:
110,000	9.250% due 11/15/16 (c)(e)	118,937
33,000	9.625% due 11/15/16 (c)(e)	35,723
75,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14 (c)	78,000
	Tenet Healthcare Corp., Senior Notes:
75,000	7.375% due 2/1/13 (c)	70,031
17,000	9.250% due 2/1/15 (c)	16,915
25,000	6.875% due 11/15/31 (c)	19,875
75,000	Triad Hospitals Inc., Senior Subordinated Notes, 7.000% due 11/15/13 (c)	78,656

	Total Health Care Providers & Services	879,719

Hotels, Restaurants & Leisure - 0.8%
	Caesars Entertainment Inc.:
50,000	Senior Notes, 7.000% due 4/15/13 (c)	53,191
25,000	Senior Subordinated Notes, 8.125% due 5/15/11 (c)	26,594
30,000	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13 (c)	30,750
75,000	Herbst Gaming Inc., Senior Subordinated Notes, 8.125% due 6/1/12 (c)	76,125
50,000	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15 (c)	48,000
	MGM MIRAGE Inc., Senior Notes:
80,000	6.750% due 9/1/12 (c)	79,900
70,000	7.625% due 1/15/17 (c)	71,225
	Mohegan Tribal Gaming Authority, Senior Subordinated Notes:
25,000	7.125% due 8/15/14 (c)	25,500
50,000	6.875% due 2/15/15 (c)	50,125

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE STRATEGIC BOND PORTFOLIO

Schedule of Investments (unaudited) (continued)	March 31, 2007

FACE AMOUNT	SECURITY	VALUE
Hotels, Restaurants & Leisure - 0.8% (continued)
$75,000	Pinnacle Entertainment Inc., Senior Subordinated Notes, 8.250% due 3/15/12 (c)	$77,625
	Station Casinos Inc.:
15,000	Senior Notes, 7.750% due 8/15/16 (c)	15,469
75,000	Senior Subordinated Notes, 6.500% due 2/1/14 (c)	69,375
125,000	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10 (c)(e)	127,500

	Total Hotels, Restaurants & Leisure	751,379

Household Durables - 0.1%
50,000	Sealy Mattress Co., Senior Subordinated Notes, 8.250% due 6/15/14 (c)	52,875

Independent Power Producers & Energy Traders - 0.7%
	AES Corp., Senior Notes:
93,000	9.375% due 9/15/10 (c)	101,602
17,000	7.750% due 3/1/14 (c)	17,935
50,000	Calpine Generating Co. LLC, Secured Notes, 14.370% due 4/1/11 (c)(h)	53,250
25,000	Dynegy Holdings Inc., Senior Debentures, 7.125% due 5/15/18 (c)	24,125
	NRG Energy Inc., Senior Notes:
25,000	7.250% due 2/1/14 (c)	25,688
150,000	7.375% due 2/1/16 (c)	154,500
	TXU Corp., Senior Notes:
80,000	Series P, 5.550% due 11/15/14 (c)	71,254
25,000	Series Q, 6.500% due 11/15/24 (c)	21,196
260,000	Series R, 6.550% due 11/15/34 (c)	219,023

	Total Independent Power Producers & Energy Traders	688,573

Industrial Conglomerates - 0.5%
	Tyco International Group SA, Notes:
350,000	6.125% due 11/1/08 (c)	354,844
160,000	6.000% due 11/15/13 (c)	168,420

	Total Industrial Conglomerates	523,264

Insurance - 0.3%
140,000	American International Group Inc., Junior Subordinated Debentures, 6.250% due 3/15/37 (c)	136,718
80,000	Metlife Inc., Junior Subordinated Debentures, 6.400% due 12/15/36 (c)	78,367
130,000	Travelers Cos. Inc., Junior Subordinated Debentures, 6.250% due 3/15/67 (c)(d)	128,622

	Total Insurance	343,707

IT Services - 0.3%
250,000	Electronic Data Systems Corp., Notes, 7.125% due 10/15/09 (c)	260,844
50,000	SunGard Data Systems Inc., Senior Notes, 9.125% due 8/15/13 (c)	53,875

	Total IT Services	314,719

Machinery - 0.1%
50,000	Case New Holland Inc., Senior Notes, 7.125% due 3/1/14 (c)	52,250
65,000	Mueller Holdings Inc., Senior Discount Notes, step bond to yield 11.980% due 4/15/14 (c)	59,475

	Total Machinery	111,725

Media - 3.1%
10,000	AMC Entertainment Inc., Senior Subordinated Notes, 11.000% due 2/1/16 (c)	11,438
170,000	CCH I LLC/CCH Capital Corp., Senior Secured Notes, 11.000% due 10/1/15 (c)	177,225
25,000	Chukchansi Economic Development Authority, Senior Notes, 8.000% due 11/15/13 (c)(e)	25,969

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE STRATEGIC BOND PORTFOLIO

Schedule of Investments (unaudited) (continued)	March 31, 2007

FACE AMOUNT	SECURITY	VALUE
Media - 3.1% (continued)
$190,000	Clear Channel Communications Inc., Senior Notes, 6.250% due 3/15/11 (c)	$189,246
325,000	Comcast Cable Communications Holdings Inc., Notes, 8.375% due 3/15/13 (c)	372,102
100,000	Comcast Cable Communications Inc., Notes, 8.875% due 5/1/17 (c)	122,476
	Comcast Corp., Notes:
140,000	6.500% due 1/15/15 (c)	147,889
10,000	5.875% due 2/15/18 (c)	10,047
	CSC Holdings Inc.:
50,000	Senior Debentures, Series B, 8.125% due 8/15/09 (c)	52,000
50,000	Senior Notes, 6.750% due 4/15/12 (c)(e)	49,875
	Dex Media West LLC/Dex Media Finance Co.:
50,000	Senior Notes, Series B, 8.500% due 8/15/10 (c)	52,437
48,000	Senior Subordinated Notes, Series B, 9.875% due 8/15/13 (c)	52,620
81,000	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes, 8.375% due 3/15/13 (c)	85,759
135,000	EchoStar DBS Corp., Senior Notes, 6.625% due 10/1/14 (c)	136,181
50,000	Interep National Radio Sales Inc., Senior Subordinated Notes, Series B, 10.000% due 7/1/08 (c)	43,000
500,000	Liberty Media Corp., Senior Notes, 7.875% due 7/15/09 (c)	527,050
400,000	News America Inc., Notes, 5.300% due 12/15/14 (c)	397,356
100,000	R.H. Donnelley Finance Corp. I, Senior Subordinated Notes, 10.875% due 12/15/12 (c)(e)	108,500
50,000	Rainbow National Services LLC, Senior Subordinated Debentures, 10.375% due 9/1/14 (c)(e)	56,187
10,000	Sinclair Broadcast Group Inc., Senior Subordinated Notes, 8.000% due 3/15/12 (c)	10,400
290,000	Time Warner Inc., Senior Notes, 7.625% due 4/15/31 (c)	326,860

	Total Media	2,954,617

Metals & Mining - 0.4%
80,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17 (c)	86,700
40,000	Steel Dynamics Inc., 6.750% due 4/1/15 (c)(e)	40,250
230,000	Vale Overseas Ltd., Notes, 6.875% due 11/21/36 (c)	238,668

	Total Metals & Mining	365,618

Multi-Utilities - 0.3%
270,000	Dominion Resources Inc., Senior Notes, 5.700% due 9/17/12 (c)	276,150

Multiline Retail - 0.0%
25,000	Neiman Marcus Group Inc., Senior Subordinated Notes, 10.375% due 10/15/15 (c)	28,000

Office Electronics - 0.1%
50,000	Xerox Corp., Senior Notes, 6.400% due 3/15/16 (c)	51,676

Oil, Gas & Consumable Fuels - 4.6%
230,000	Amerada Hess Corp., Notes, 7.300% due 8/15/31 (c)	254,283
230,000	Anadarko Finance Co., Senior Notes, Series B, 7.500% due 5/1/31 (c)	254,628
	Anadarko Petroleum Corp., Senior Notes:
60,000	5.950% due 9/15/16 (c)	60,234
90,000	6.450% due 9/15/36 (c)	89,350
	Chesapeake Energy Corp., Senior Notes:
100,000	6.625% due 1/15/16 (c)	101,250
75,000	6.500% due 8/15/17 (c)	74,437
270,000	ChevronTexaco Capital Co., Notes, 3.500% due 9/17/07 (c)	268,025
15,000	Compagnie Generale de Geophysique SA, Senior Notes, 7.500% due 5/15/15 (c)	15,525
25,000	Compagnie Generale de Geophysique-Veritas, 7.750% due 5/15/17 (c)	26,188

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE STRATEGIC BOND PORTFOLIO

Schedule of Investments (unaudited) (continued)	March 31, 2007

FACE AMOUNT	SECURITY	VALUE
Oil, Gas & Consumable Fuels - 4.6% (continued)
$420,000	ConocoPhillips Holding Co., Senior Notes, 6.950% due 4/15/29 (c)	$477,640
	El Paso Corp., Medium-Term Notes:
225,000	7.375% due 12/15/12 (c)	241,875
30,000	7.750% due 1/15/32 (c)	33,300
100,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11 (c)	100,750
175,000	Gaz Capital SA, Notes, 8.625% due 4/28/34 (c)(e)	225,925
230,000	Gazprom, Loan Participation Notes, 6.212% due 11/22/16 (c)(e)	230,690
50,000	Inergy LP/Inergy Finance Corp., Senior Notes, 8.250% due 3/1/16 (c)	52,750
	Kerr-McGee Corp.:
160,000	6.950% due 7/1/24 (c)	169,001
460,000	Notes, 7.875% due 9/15/31 (c)	536,596
	Kinder Morgan Energy Partners LP:
150,000	6.750% due 3/15/11 (c)	157,736
	Senior Notes:
30,000	6.300% due 2/1/09 (c)	30,542
20,000	6.000% due 2/1/17 (c)	20,257
25,000	OPTI Canada Inc., Senior Secured Notes, 8.250% due 12/15/14 (c)(e)	26,125
20,000	Peabody Energy Corp., Series B, 6.875% due 3/15/13 (c)	20,450
	Pemex Project Funding Master Trust:
50,000	5.750% due 12/15/15 (c)	50,163
25,000	Bonds, 6.625% due 6/15/35 (c)	25,781
190,000	Petrobras International Finance Co., Senior Notes, 6.125% due 10/6/16 (c)	194,750
50,000	Pogo Producing Co., Senior Subordinated Notes, 6.875% due 10/1/17 (c)	49,000
50,000	Quicksilver Resources Inc., Senior Subordinated Notes, 7.125% due 4/1/16 (c)	49,500
10,000	SemGroup LP, Senior Notes, 8.750% due 11/15/15 (c)(e)	10,200
100,000	Stone Energy Corp., Senior Subordinated Notes, 8.250% due 12/15/11 (c)	100,125
75,000	Swift Energy Co., Senior Notes, 7.625% due 7/15/11 (c)	77,250
20,000	Tennessee Gas Pipeline Co., 7.625% due 4/1/37 (c)	23,079
75,000	Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14 (c)	73,500
	Williams Cos. Inc.:
	Notes:
25,000	7.875% due 9/1/21 (c)	27,625
164,000	8.750% due 3/15/32 (c)	189,830
75,000	Senior Notes, 7.625% due 7/15/19 (c)	81,937
40,000	XTO Energy Inc., Senior Notes, 7.500% due 4/15/12 (c)	43,831

	Total Oil, Gas & Consumable Fuels	4,464,128

Paper & Forest Products - 0.2%
190,000	Weyerhaeuser Co., Notes, 6.750% due 3/15/12 (c)	199,790

Pharmaceuticals - 0.1%
150,000	Wyeth, 5.950% due 4/1/37 (c)	148,239

Real Estate Investment Trusts (REITs) - 0.1%
50,000	Host Marriott LP, Senior Notes, Series O, 6.375% due 3/15/15 (c)	49,875

Road & Rail - 0.0%
15,000	Hertz Corp., Senior Notes, 8.875% due 1/1/14 (c)	16,238

Textiles, Apparel & Luxury Goods - 0.2%
50,000	Levi Strauss & Co., Senior Notes, 9.750% due 1/15/15 (c)	55,125
125,000	Simmons Co., Senior Discount Notes, step bond to yield 9.995% due 12/15/14 (c)	103,437

	Total Textiles, Apparel & Luxury Goods	158,562

Thrifts & Mortgage Finance - 0.1%
	Countrywide Financial Corp., Medium-Term Notes:

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE STRATEGIC BOND PORTFOLIO

Schedule of Investments (unaudited) (continued)	March 31, 2007

FACE AMOUNT	SECURITY	VALUE
Thrifts & Mortgage Finance - 0.1% (continued)
$70,000	5.501% due 1/5/09 (c)(d)	$69,912
80,000	Series B, 5.460% due 6/18/08 (c)(d)	79,941

	Total Thrifts & Mortgage Finance	149,853

Tobacco - 0.3%
250,000	Altria Group Inc., Notes, 7.000% due 11/4/13 (c)	271,855

Wireless Telecommunication Services - 1.0%
25,000	American Tower Corp., Senior Notes, 7.500% due 5/1/12 (c)	26,063
50,000	iPCS Inc., Senior Notes, 11.500% due 5/1/12 (c)	55,250
	Nextel Communications Inc., Senior Notes:
205,000	Series D, 7.375% due 8/1/15 (c)	212,226
160,000	Series E, 6.875% due 10/31/13 (c)	164,073
	Sprint Capital Corp.:
90,000	Notes, 8.750% due 3/15/32 (c)	106,453
325,000	Senior Notes, 8.375% due 3/15/12 (c)	362,982

	Total Wireless Telecommunication Services	927,047

	TOTAL CORPORATE BONDS & NOTES (Cost - $30,407,751)	30,825,866

SOVEREIGN BONDS - 2.5%
Brazil - 0.4%
	Federative Republic of Brazil, Collective Action Securities:
300,000	8.750% due 2/4/25 (c)	386,250
23,000	Notes, 8.000% due 1/15/18 (c)	25,990

	Total Brazil	412,240

Colombia - 0.1%
	Republic of Colombia:
50,000	10.000% due 1/23/12 (c)	58,875
50,000	10.750% due 1/15/13 (c)	62,100

	Total Colombia	120,975

Italy - 0.4%
325,000	Region of Lombardy, 5.804% due 10/25/32 (c)	334,568

Mexico - 0.6%
	United Mexican States:
	Medium-Term Notes:
270,000	5.625% due 1/15/17 (c)	272,430
	Series A:
145,000	5.875% due 1/15/14 (c)	149,640
56,000	6.750% due 9/27/34 (c)	61,166
66,000	Series XW, 10.375% due 2/17/09 (c)	72,187

	Total Mexico	555,423

Panama - 0.1%
	Republic of Panama:
6,000	9.375% due 4/1/29 (c)	8,025
99,000	6.700% due 1/26/36 (c)	102,812

	Total Panama	110,837

Russia - 0.3%
	Russian Federation:
3,888	8.250% due 3/31/10 (c)(e)	4,073
175,000	11.000% due 7/24/18 (c)(e)	252,875

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE STRATEGIC BOND PORTFOLIO

Schedule of Investments (unaudited) (continued)	March 31, 2007

FACE AMOUNT	SECURITY	VALUE
Russia - 0.3% (continued)
$10,000	5.000% due 3/31/30 (c)(d)(e)	$11,356

	Total Russia	268,304

Supranational - 0.6%
540,000	Corporacion Andina de Fomento, Notes, 6.875% due 3/15/12 (c)	575,625

	TOTAL SOVEREIGN BONDS (Cost - $2,234,632)	2,377,972

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 4.2%
U.S. Government Agencies - 2.2%
	Federal Home Loan Bank (FHLB):
	Bonds:
100,000	5.100% due 9/19/08 (c)	100,288
210,000	5.400% due 1/2/09 (c)	210,028
60,000	4.750% due 12/16/16 (c)	58,882
140,000	Series VB15, 5.000% due 12/21/15 (c)	140,145
710,000	Global Bonds, 5.500% due 7/15/36 (c)	736,558
	Federal National Mortgage Association (FNMA):
470,000	5.550% due 2/16/17 (c)	472,095
50,000	Notes, 5.400% due 4/13/09 (c)	50,001
270,000	Tennessee Valley Authority, Bonds, 5.980% due 4/1/36 (c)	295,082

	Total U.S. Government Agencies	2,063,079

U.S. Government Obligation - 2.0%
	U.S. Treasury Bonds:
50,000	4.625% due 2/15/17 (c)	49,914
60,000	8.875% due 8/15/17 (c)	80,250
10,000	6.125% due 11/15/27 (c)	11,548
100,000	6.125% due 8/15/29 (c)(i)	116,336
135,000	5.375% due 2/15/31 (c)(i)	143,965
65,000	4.500% due 2/15/36 (c)	61,303
10,000	4.750% due 2/15/37 (c)	9,847
	U.S. Treasury Notes:
30,000	4.625% due 10/31/11 (c)	30,108
150,000	4.750% due 1/31/12 (c)	151,354
40,000	4.625% due 11/15/16 (c)	39,895
3,020,000	U.S. Treasury Strip Principal (STRIPS), zero coupon bond to yield 5.343% due 11/15/24 (c)	1,260,714

	Total U.S. Government Obligations	1,955,234

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $3,926,743)	4,018,313

U.S. TREASURY INFLATION PROTECTED SECURITIES - 6.7%
	U.S. Treasury Bonds, Inflation Indexed:
1,315,594	2.000% due 1/15/16 (c)	1,295,706
1,114,140	2.375% due 1/15/27 (c)	1,123,672
	U.S. Treasury Notes, Inflation Indexed:
2,049,798	2.375% due 4/15/11 (c)	2,077,103
1,874,301	2.500% due 7/15/16 (c)	1,923,869

	TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $6,324,016)	6,420,350

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE STRATEGIC BOND PORTFOLIO

Schedule of Investments (unaudited) (continued)	March 31, 2007

SHARES	SECURITY	VALUE
COMMON STOCKS - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Household Durables - 0.0%
176,627	Home Interiors & Gifts Inc. (c)(f)(j)*	$1,766

INFORMATION TECHNOLOGY - 0.0%
Computers & Peripherals - 0.0%
1,014	Axiohm Transaction Solutions Inc. (f)(j)*	0

MATERIALS - 0.0%
Chemicals - 0.0%
866	Applied Extrusion Technologies Inc., Class B Shares (c)(f)(k)*	4,763

	TOTAL COMMON STOCKS (Cost - $100,699)	6,529

ESCROWED SHARES - 0.0%
125,000	Breed Technologies Inc. (f)(h)(j)*	0
26,481	Vlasic Foods International Inc. (f)(j)*	0

	TOTAL ESCROWED SHARES (Cost - $0)	0

WARRANTS
WARRANTS - 0.0%
1,250	Bolivarian Republic of Venezuela, Oil-linked payment obligations, Expires 4/15/20(c)*	45,625
117,035	ContiFinancial Corp., Liquidating Trust, Units of Interest (Represents interest in a trust in the liquidation of ContiFinancial Corp. and its affiliates) (f)(j)*	0

	TOTAL WARRANTS (Cost - $0)	45,625

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $118,174,016)	118,797,980

FACE AMOUNT
SHORT-TERM INVESTMENTS - 24.6%
REPURCHASE AGREEMENT - 24.5%
$ 23,579,000	Nomura Securities International Inc. repurchase agreement dated 3/30/07, 5.300% due 4/2/07; Proceeds at maturity - $23,589,414; (Fully collateralized by various U.S. government agency obligations & Treasury Notes and Bonds, 3.375% due 12/15/08; Market value - $24,051,544) (Cost - $23,579,000) (c)	23,579,000

U.S. Government Agency - 0.1%
100,000	Federal National Mortgage Association (FNMA), Discount Notes, 5.196% due 6/25/07 (c)(i)(l) (Cost - $98,810)	98,813

SHARES
Securities Purchased from Securities Lending Collateral - 0.0%
6,279	State Street Navigator Securities Lending Trust Prime Portfolio (Cost - $6,279)	6,279

	TOTAL SHORT-TERM INVESTMENTS (Cost - $23,684,089)	$23,684,092

	TOTAL INVESTMENTS - 148.1% (Cost - $141,858,105#)	142,482,072
	Liabilities in Excess of Other Assets - (48.1)%	(46,283,775)

	TOTAL NET ASSETS - 100.0%	$96,198,297

*	Non-income producing security.

(a)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(b)	All or a portion of this security was acquired under a mortgage dollar roll agreement (See Notes 1 and 3).

(c)	All or a portion of this security is segregated for open futures contracts, extended settlements, written options.

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE STRATEGIC BOND PORTFOLIO

Schedule of Investments (unaudited) (continued)	March 31, 2007

(d)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2007.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(f)	Illiquid security.

(g)	Security has no maturity date. The date shown represents the next call date.

(h)	Security is currently in default.

(i)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(j)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).

(k)	All or a portion of security is on loan.

(l)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
IO — Interest Only

Schedule of Options Written
Contracts	Security	Expiration Date	Strike Price	Value
34	U.S. Treasury Bonds Futures, Call	5/25/07	$116.00	$3,719
34	U.S. Treasury Bonds Futures, Put	5/25/07	108.00	6,375

	TOTAL OPTIONS WRITTEN
	(Premiums received - $13,551)			$10,094

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Variable Strategic Bond Portfolio (the “Fund”) is a separate diversified investment fund of the Legg Mason Partners Variable Portfolios I, Inc. (the “Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. The Fund may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered through the separate accounts of participating life insurance companies, or through eligible pensions or other qualified plans.

Effective as of close of business, April 27, 2007, the Fund is a separate diversified series of Legg Mason Partners Variable Income Trust (the “New Trust”). The New Trust, a Maryland business trust, is registered under the 1940 Act, as open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(d) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Notes to Schedule of Investments (unaudited) (continued)

(e) Mortgage Dollar Rolls. The Fund enters into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by a fee paid by the counterparty, often in the form of a drop in the repurchase price of the securities. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security.

The risk of entering into a mortgage dollar roll is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(f) Lending of Portfolio Securities. The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. In exchange for lending securities under the terms of the agreement with its custodian, the Fund receives a lender’s fee. Fees earned by the Fund on securities lending are recorded as securities lending income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which varies depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund maintains the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

(g) Written Options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium and the amount for effecting a closing purchase transaction, including brokerage commission, is also treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.

A risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(h) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(i) Credit and Market Risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(j) Loan Participations. The Variable Strategic Bond Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(k) Security Transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At March 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,255,266
Gross unrealized depreciation	(631,299)

Net unrealized appreciation	$623,967

At March 31, 2007, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
Euribor Futures	28	9/07	$10,485	$3,511	$(6,974)
Eurodollar Futures	21	9/07	4,984,118	4,983,563	(555)
Germany 10 Years Bonds	36	6/07	5,590,041	5,532,988	(57,053)
LIBOR Futures	78	9/07	18,124,054	18,077,307	(46,747)
U.S. Treasury Bonds	7	6/07	786,879	778,750	(8,129)
U.S. Treasury 2 Year Notes	48	6/07	9,804,162	9,834,750	30,588
U.S. Treasury 5 Year Notes	135	6/07	14,220,816	14,282,578	61,762

					$(27,108)

Contracts to Sell:
U.S. Treasury 10 Year Notes	176	6/07	$18,932,667	$19,030,000	$(97,333)

Net Unrealized Loss on Open Futures Contracts					$(124,441)

At March 31, 2007, the Fund loaned securities having a market value of $4,763. The Fund received cash collateral amounting to $6,279 which was invested into the State Street Navigator Securities Lending Trust Prime Portfolio, a Rule 2a-7 money market fund, under the 1940 Act.

At March 31, 2007, the Fund had outstanding mortgage dollar rolls with a total cost of $50,770,820.

At March 31, 2007, the Fund held TBA securities with a total cost of $46,599,234.

During the period ended March 31, 2007, written option transactions for the Fund were as follows:

	Number of Contracts	Premiums
Options written, outstanding December 31, 2006	81	$23,564
Options written	68	13,551
Options closed	(80)	(23,350)
Options expired	(1)	(214)

Options written, outstanding March 31, 2007	68	$13,551

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Income Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	May 30, 2007

By:	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date:	May 30, 2007